Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 14,655,000
Final Prospectus	true